Change in Standards, Interpretations and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Schedule of Consolidated Financial Statements Were Affected by the Adoption of IFRS 16

The table below shows which line items of the consolidated financial statements were affected by the adoption of IFRS 16 and the impact. There was no net impact on the deficit.

		Adjustments
	As reported as at	for the transition	Balance as at
	December 31, 2018	to IFRS 16	January 1, 2019
Assets
Prepaids	$1,452	$(84)	$1,368
Capital assets (note 10)	41,113	(1,043)	40,070
Right-of-use assets (note 11)	—	39,149	39,149
Liabilities
Accounts payable and accrued liabilities (note 13)	$31,855	$(2,499)	$29,356
Current portion of lease liabilities (note 14)	—	8,575	8,575
Long-term portion of lease liabilities (note 14)	—	34,126	34,126
Long-term portion of operating and finance lease inducements and obligations	1,850	(1,850)	—
Other long-term liabilities (note 17)	5,695	(330)	5,365